Processing System Intrusion	12 Months Ended
May. 31, 2015
Unusual Items [Abstract]
Processing System Intrusion
PROCESSING SYSTEM INTRUSION

In March 2012, we identified and self-reported unauthorized access into a limited portion of our North America card processing system and potential unauthorized access to servers containing personal information collected from U.S. merchants who applied for processing services. Through fiscal 2014, we incurred approximately $114.2 million of cumulative expenses, net of insurance recoveries of $27.0 million, relating to the incident. During fiscal 2014, we recorded a credit of $7.0 million for insurance recoveries, and during fiscal 2013, we recorded a processing system intrusion charge of $36.8 million. As a result of this event, certain card networks temporarily removed us from their lists of Payment Card Industry Data Security Standards ("PCI DSS") compliant service providers. After remediating our processes and systems, we returned to the lists of PCI DSS compliant service providers in the third quarter of fiscal 2013.